Annual Fund Operating Expenses - Acuitas Small Cap Active ETF - Acuitas Small Cap Active ETF Class	Jan. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%

[1]	The management fee is structured as a “unified fee.” Acuitas Investments, LLC (the “Adviser” or “Acuitas”) has agreed to pay all expenses incurred by the Fund except for the unified management fee payable to the Adviser, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions, and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses (as defined in Form N-1A) of the Fund and/or the Independent Trustees (defined below), and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, “Excluded Expenses”).
[2]	“Other Expenses” are estimated for the Fund’s current fiscal year and include interest charges on borrowings, dividends and other expenses on securities sold short which are Excluded Expenses.